Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Loss per share
Schedule of computation of earnings per share

	Year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net loss attributable to ordinary shareholders – basic and diluted	(1,452,221)	(1,244,962)	(964,384)
Denominator:
Weighted-average ordinary shares outstanding – basic and diluted	1,213,878,050	1,325,036,140	1,528,540,765
Net loss per share attributable to ordinary shareholders: – Basic and diluted	(1.20)	(0.94)	(0.63)

Schedule of antidilutive securities excluded from diluted loss per share

	Year ended December 31,
	2021	2022	2023

Preferred shares – weighted shares	3,746,626,700	3,837,917,495	3,945,881,532
Share options - weighted shares	41,350,000	64,117,791	76,965,197